Acquisitions And Dispositions	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Acquisitions And Dispositions

Note 10. Acquisitions and Dispositions

Management Internalization

On June 10, 2013, the Company completed the Management Internalization for the purpose of internalizing its corporate and property operations management and acquired 100% of the membership interests in the Advisor and the Property Manager from the Sponsor in exchange for 4,375,000 Series D units and 4,375,000 Series E units in our Operating Partnership. Under the terms of the respective contribution agreement, all administrative, financial, property management, marketing and leasing personnel, including executive management, became fully dedicated to the Company. In connection with the Management Internalization, the Company also:

•

Modified the preexisting Agreement on Investment Opportunities between the Company and the Sponsor to: (i) preclude the Sponsor from providing advisory or property management services to third parties investing in any type of business relating to investment in, ownership of or rental of single-family homes; (ii) increase from 20% to 100% the Company’s right to receive promoted interests in any future outside investment vehicles, as defined; (iii) cease the Sponsor’s rendering of acquisition and renovation services to the Company and eliminate the related 5% fee paid to the Sponsor on December 10, 2014; (iv) provide the Company with the right to offer employment on September 10, 2014, that would commence on December 10, 2014, to all of the Sponsor’s acquisition and renovation personnel necessary for our operations; and (v) require the Sponsor to pay us a monthly fee of $100,000 through December 10, 2014 for maintenance and use of certain intellectual property transferred to us in the Management Internalization (see Note 8).

•	Entered into a registration rights agreement with the Sponsor providing for registration rights exercisable after December 10, 2015 (see Note 7).

•	Cancelled insurance policies previously provided by a captive insurance company affiliated with the Sponsor (see Note 8).

The fair value of the Series D units and Series E units has been estimated to be $65,188,000 and $64,881,000, respectively, as of the date of issuance using a Monte Carlo Simulation model. A Monte Carlo simulation was incorporated given that the values of the securities were path dependent, meaning that their value depends on the average of a sequence of the prices of the underlying asset over some predetermined period of time. Inputs to the model include a risk-free rate corresponding to the assumed timing of the conversion date and a volatility input based on the historical volatilities of selected peer group companies. The starting point for the simulation was the most recent trading price in the Company’s Class A common shares, into which the Series D and Series E units are ultimately convertible. The timing of such conversion was based on the provisions of the contribution agreement and the Company’s best estimate of the events that trigger such conversions (see Note 7).

The following table summarizes the fair values of the assets acquired as part of the Management Internalization as of the date of acquisition (in thousands):

Buildings and improvements	$4,214
Identified intangible assets:
Trademark	3,100
Database	2,100
Goodwill	120,655

Fair value of acquired assets	$130,069

The above intangible assets acquired in connection with the Management Internalization have been valued in accordance with ASC 805, Business Combinations, which requires that an intangible asset is recognized apart from goodwill if it arises from contractual or other legal rights or if it is separable. An asset is considered separable if it (a) is capable of being separated from the acquired entity and sold, transferred, licensed, rented or exchanged, or (b) can be conveyed in combination with a related asset or liability. Pursuant to ASC 820, Fair Value Measurements and Disclosures, the inputs used in the valuation of these intangible assets consisted primarily of Level 2 and Level 3 inputs. The goodwill of $120,655,000 arising from the acquisition consists largely of the synergies, economies of scale and cost savings expected from the Management Internalization.

Under the terms of the Management Internalization contribution agreement, net monetary assets, as defined, of the Advisor and Property Manager as of June 10, 2013 are to be settled in cash between the Company and the Sponsor within 45 days of the date of the transaction. Accordingly, estimated net monetary assets of $6,979,000, including estimated cash and cash equivalents of $8,982,000, were recorded in connection with the Management Internalization, with an offsetting liability reflected in amounts payable to affiliates.

Since the date of the Management Internalization, the Company has consolidated the Advisor and the Property Manager and the results of these operations are reflected in the accompanying condensed consolidated financial statements.

Alaska Joint Venture Acquisition

On June 11, 2013, the Company acquired 100% of the membership interests in American Homes 4 Rent I, LLC (the “Alaska Joint Venture”) from APFC and the Sponsor for a purchase price of $904,487,000 (the “Alaska Joint Venture Acquisition”). The purchase price consisted of the issuance of 43,609,394 Class A common shares in the Company to APFC and 12,395,965 Class A units in the Operating Partnership to the Sponsor (see Note 7). As part of the Alaska Joint Venture Acquisition, the Company acquired a portfolio of 4,778 single-family properties, as well as the right to receive all net cash flows produced by the Alaska Joint Venture subsequent to April 30, 2013. Net cash flows produced by the Alaska Joint Venture subsequent to April 30, 2013 and prior to the Company’s ownership on June 11, 2013 were approximately $1,896,000, which have been included in the assets acquired as part of the Alaska Joint Venture Acquisition. The Company completed the Alaska Joint Venture Acquisition for the purpose of acquiring a portfolio of 4,778 single-family properties, which was 75% leased as of the date of acquisition.

The following table summarizes the fair values of the assets acquired as part of the Alaska Joint Venture Acquisition as of the date of acquisition (in thousands):

Land	$156,648
Building and improvements	740,396
Receivable for net cash flows prior to acquisition date	1,896
In-place lease values	5,547

Fair value of acquired assets	$904,487

Pursuant to the Alaska Joint Venture Acquisition contribution agreement, net monetary assets, as defined, of the Alaska Joint Venture as of April 30, 2013 are to be used to fund all remaining initial repair and renovation costs of the 4,778 single-family properties, with any potential shortfalls to be paid for by the Sponsor. At December 31, 2013, any remaining net monetary assets will be distributed to APFC and the Sponsor. Accordingly, estimated net monetary assets of $12,995,000, including estimated cash and cash equivalents of $22,989,000, were recorded in connection with the Alaska Joint Venture Acquisition, with an offsetting liability reflected in amounts payable to affiliates.

Since the date of the Alaska Joint Venture Acquisition, the Company has consolidated the Alaska Joint Venture and the results of its operations are reflected in the accompanying condensed consolidated financial statements.

RJ Joint Ventures Acquisition

On August 10, 2012, the Sponsor formed RJ LLC, as the sole owner and managing member, for the purpose of sponsoring and managing investment vehicle joint ventures with accredited investors identified by Raymond James. On September 20, 2012, RJ LLC formed its first investment vehicle, RJ1, with an initial capital contribution of 177 single-family properties from the Sponsor, prior to selling a 67% Class A ownership interest in RJ1 to third party accredited investors (the “RJ1 Investors”). After the sale to the RJ1 Investors, RJ LLC’s remaining interest in RJ1 consisted of a 33% managing member Class B equity interest and 100% of a promoted interest that is earned after the RJ1 Investors achieve certain preferred returns.

On December 31, 2012, the Company acquired a newly created Class B ownership interest in RJ LLC from the Sponsor in exchange for 653,492 Preferred Units (see Note 7), which entitled the Company to all operating cash distributions and 20% of promoted interest distributions made from RJ1 to RJ LLC (the “RJ1 2012 Transaction”). As the RJ1 2012 Transaction was completed prior to the Management Internalization, it was deemed to be a transaction between “entities under common control” under the provisions of ASC 805, Business Combinations, and accordingly, the Company’s Class B interest in RJ LLC was recorded at the Sponsor’s carryover basis of zero. As a result, the Preferred Units issued to the Sponsor were also recorded with no initial basis.

On March 15, 2013, RJ LLC formed its second investment vehicle, RJ2, with an initial capital contribution of 214 single-family properties from the Sponsor, prior to selling a 67% Class A ownership interest in RJ2 to third party accredited investors (the “RJ2 Investors”). After the sale to the RJ2 Investors, RJ LLC’s remaining interest in RJ2 consisted of a 33% managing member Class B equity interest and 100% of a promoted interest that is earned after the RJ2 Investors achieve certain preferred returns.

On June 14, 2013, the Sponsor contributed its remaining ownership interest in RJ LLC to the Company, 653,492 Preferred Units held by the Sponsor were converted into 653,492 Class A units (the “Preferred Unit Conversion”) and the Company issued 705,167 additional Class A units to the Sponsor (collectively, the “2013 RJ Transaction”). The fair value of the 705,167 Class A units issued has been estimated to be $11,283,000, which has been determined using the most recent trading price in the Company’s Class A common shares, into which the Class A units are convertible into on a one-for-one basis. Additionally, our Operating Partnership made a $7.6 million loan to RJ1, the proceeds of which were used to extinguish the balance of an outstanding loan as of the date of the 2013 RJ Transaction. The Company completed the 2013 RJ Transaction for the purpose of gaining 100% ownership of RJ LLC and therefore control over RJ1 and RJ2. As of the date of the 2013 RJ Transaction, the RJ1 and RJ2 portfolios collectively consisted of 377 single-family properties.

The following table summarizes the fair values of the net assets of RJ LLC, RJ1 and RJ2 that the Company gained control over on June 14, 2013 and the associated 67% noncontrolling interest held by the RJ1 Investors and RJ2 Investors in RJ1 and RJ2, respectively (in thousands):

Land	$10,340
Building and improvements	54,123
In-place lease values	539
Cash and cash equivalents	1,128
Other current assets and liabilities, net	(311)
Note payable	(7,600)
Noncontrolling interest	(39,321)

Fair value of acquired net assets	$18,898

As the Company gained control over RJ LLC after the date of the Management Internalization on June 10, 2013, the carrying value of the Company’s Class B interest in RJ LLC has been remeasured to fair value in accordance with ASC 805, Business Combinations. The following table summarizes the carrying value and fair value of the Company’s Class B interest in RJ LLC as of June 14, 2013 and the resulting gain on remeasurement of approximately $10.9 million, which has been recognized in the accompanying condensed consolidated statements of operations (in thousands):

Fair value of existing Class B interest	$7,615
Carrying value of Class B interest	(3,330)

Gain on remeasurement of equity method investment	$10,945

The fair value of the Company’s existing Class B interest has been determined using an income approach valuation technique based on the assets of RJ1 underlying the Company’s Class B interest in RJ LLC.

Because the Preferred Unit Conversion was not subject to an inducement offer and represented an in-substance redemption of the 653,492 Preferred Units, the $10,456,000 fair value of the 653,492 Class A units in excess of the zero carrying value of the 653,492 Preferred Units has been reflected as a reduction to net income attributable to common shareholders in the accompanying condensed consolidated statements of operations in accordance with ASC 260-10-S99-2, The Effect on the Calculation of Earnings per Shares for the Redemption or Induced Conversion of Preferred Stock. The fair value of the Class A units issued in connection with the 2013 RJ Transaction has been determined using the most recent trading price in the Company’s Class A common shares, into which the Class A units are convertible into on a one-for-one basis.

Since the date of the 2013 RJ Transaction, the Company has consolidated RJ LLC, RJ1 and RJ2 and the related results of operations are reflected in the accompanying condensed consolidated financial statements.

The following table presents the total revenues and net income attributable to the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction that is included in our condensed consolidated statement of operations from the respective transaction dates through June 30, 2013 (in thousands):

	Management Internalization	Alaska Joint Venture Acquisition	2013 RJ Transaction
	Period from June 10, 2013 to June 30, 2013	Period from June 11, 2013 to June 30, 2013	Period from June 14, 2013 to June 30, 2013
Total revenues	$239	$2,871	$278
Net (loss) / income	$(2,112)	$(280)	$4

The following table presents the Company’s supplemental consolidated pro forma total revenues and net income as if the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction had occurred on January 1, 2012 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Pro forma total revenues (1)	$28,631	$1,853	$42,995	$2,493
Pro forma net loss (1)	$(20,877)	$(4,154)	$(26,293)	$(5,195)

(1)	This unaudited pro forma supplemental information does not purport to be indicative of what the Company’s operating results would have been had the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction occurred on January 1, 2012.

Due to the inherent complexity of the accompanying condensed consolidated financial statements as a result of the transactions completed between entities under common control (see Note 9), management believes that presentation of pro forma net loss attributable to common shareholders and on a per share basis is not meaningful and has therefore only presented pro forma total revenues and net income as if the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction had occurred on January 1, 2012 above.

Sale of southern California properties

On June 27, 2013, the Company sold 38 single-family properties located in southern California for a gross sales price of $8,900,000, before commissions and closing costs, resulting in a gain on sale of $904,000, which has been reflected as gain on disposition of assets in the accompanying condensed consolidated statements of operations.